CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net margin	$ 70,501	$ 65,790	$ 61,704
Adjustments to reconcile net margin to net cash provided by operating activities:
Depreciation and amortization, including nuclear fuel	569,349	441,926	451,899
Accretion cost	69,223	65,907	55,953
Amortization of deferred gains	(1,789)	(1,789)	(1,789)
Allowance for equity funds used during construction	(1,756)	(750)	(700)
Deferred outage costs	(46,065)	(32,390)	(30,926)
(Gain) loss on sale of investments	(90,356)	(6,954)	21,950
Regulatory deferral of costs associated with nuclear decommissioning	74,805	(21,449)	(54,529)
Other	(47,605)	(5,150)	(712)
Change in operating assets and liabilities:
Receivables	(32,222)	12,011	(68,550)
Inventories	(34,717)	(38,562)	(36,235)
Prepayments and other current assets	(7,912)	(2,211)	25,031
Accounts payable	29,156	(104,164)	7,008
Accrued interest	(24,930)	903	9,042
Accrued taxes	9,678	1,087	52,764
Other current liabilities	13,485	(65,795)	32,300
Rate management program (billing credits applied) collections, net	(126,876)	(56,612)	19,847
Other	6,902	(57,281)	2,217
Total adjustments	358,370	128,727	484,570
Net cash provided by operating activities	428,871	194,517	546,274
Cash flows from investing activities:
Property additions	(662,122)	(474,952)	(1,156,383)
Plant acquisition	(75,240)	(16,743)	(86,826)
Litigation proceeds received for capitalized spent nuclear fuel storage costs	14,347	0	0
Activity in nuclear decommissioning trust fund – Purchases	(1,149,281)	(535,027)	(204,500)
Activity in nuclear decommissioning trust fund – Proceeds	1,129,631	520,986	194,046
Decrease in restricted investments	0	74,031	246,022
Activity in other long-term investments – Purchases	(264,277)	(262,712)	(185,092)
Activity in other long-term investments – Proceeds	354,894	199,200	107,082
Other	1,156	13,782	4,040
Net cash used in investing activities	(650,892)	(481,435)	(1,081,611)
Cash flows from financing activities:
Long-term debt proceeds	667,493	506,272	1,414,925
Long-term debt payments	(384,771)	(358,477)	(397,162)
Decrease in short-term borrowings, net	(207,818)	(47,765)	(440,321)
Other	(5,162)	51,699	2,526
Net cash provided by financing activities	69,742	151,729	579,968
Net (decrease) increase in cash, cash equivalents and restricted cash	(152,279)	(135,189)	44,631
Cash, cash equivalents and restricted cash at beginning of period	490,592	625,781	581,150
Cash, cash equivalents and restricted cash at end of period	338,313	490,592	625,781
Cash paid for –
Interest (net of amounts capitalized)	492,055	278,952	182,066
Supplemental disclosure of non-cash investing and financing activities:
Change in asset retirement obligations	(225,604)	63,803	10,486
Accrued property additions at end of period	$ 49,683	$ 39,854	$ 79,204